Convertible Note Payable (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of convertible debt
	June 30, 2021	December 31, 2020
Principal	$634,341	$598,571
Unamortized discount	-	(2,821)
Convertible debt, net	$634,341	$595,750

	December 31, 2020	December 31, 2019
Principal	$598,571	$838,571
Unamortized discount	(2,821)	-
Convertible debt, net	$595,750	$838,571